Vanguard World Fund

Supplement to the Statement of Additional Information Dated December 27, 2012 (revised June 17, 2013)

The transaction fees imposed on purchases and redemptions of ETF Creation Units of Vanguard Extended Duration Treasury Index Fund have changed from $500 to $100.

Statement of Additional Information Text Changes

The table on page B-76 under “Transaction Fee on Purchases of Creation Units” is replaced with the following:

Transaction Fee
Vanguard ETF	on Purchases
Consumer Discretionary ETF	$1,000
Consumer Staples ETF	250
Energy ETF	500
Financials ETF	1,000
Health Care ETF	750
Industrials ETF	500
Information Technology ETF	1,000
Materials ETF	500
Telecommunication Services ETF	250
Utilities ETF	250
Mega Cap ETF[1]	750
Mega Cap Value ETF[2]	500
Mega Cap Growth ETF[3]	500
Extended Duration Treasury ETF	100
1 Formerly known as Mega Cap 300 ETF.
2 Formerly known as Mega Cap 300 Value ETF.
3 Formerly known as Mega Cap 300 Growth ETF.

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Vanguard Marketing Corporation, Distributor.	SAI 023A 062013